Commitments and contingencies (Details) - Commitments and Maturity of Commitments - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Delivery instalment	$ 621.0	$ 793.8
Back-end fee	9.0	$ 18.0
Delivery instalments for jack-up rigs, less than one year	0.0
Delivery instalments for jack-up rigs, 1-3 years	621.0
Delivery instalments for jack-up rigs, 3-5 years	0.0
Delivery instalments for jack-up rigs, More than 5 years	0.0
Delivery instalments for jack-up rigs, Total	$ 621.0